UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ]; Amendment Number:   -------
 This Amendment (Check only one):           [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Tokio Marine Asset Management New York Co., Ltd.
Address:          101 Park Avenue
                  New York, NY  10178-0096

Form 13F File Number:  28-3605

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Toshiya Kimura
Title:   Chief Investment Officer
Phone:   (212) 297-6704

Signature, Place and Date of Signing:

                                     New York, NY            August 12, 1999
--------------------------  ---------------------------  -----------------------
         [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:         104

Form 13F Information Table Value Total:     325,868
                                           (thousands)


List of Other Included Managers:  N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None.

          Column 1                 Column 2          Column 3       Column 4      Column 5        Column 6     Column 7    Column 8

       Name of Issuer           Title of class       CUSIP #         VALUE        Shares or      Investment      Other      Voting
                                                                   (x $1000)     Prn. Amount     Discretion    Managers    Authority
                                                                                                                            (Sole)
A T & T CORP                      Common Stock       001957109        2,402      43,032  SH        SOLE                      43,032
ALLTEL CORP                       Common Stock       020039103        2,860      40,000  SH        SOLE                      40,000
AMERICA ONLINE INC                Common Stock       02364J104        1,105      10,000  SH        SOLE                      10,000
AMERICAN EXPRESS COMPANY          Common Stock       025816109        4,470      34,354  SH        SOLE                      34,354
AMERICAN HOME PRODUCTS CORP       Common Stock       026609107        3,364      58,500  SH        SOLE                      58,500
AMERICAN INTERNATIONAL GROUP      Common Stock       026874107        2,971      25,383  SH        SOLE                      25,383
AMERICAN TOWER CORP -CL A         Common Stock       029912201          720      30,000  SH        SOLE                      30,000
AMGEN INC                         Common Stock       031162100        4,200      69,000  SH        SOLE                      69,000
ANHEUSER-BUSCH COS INC            Common Stock       035229103        3,618      51,000  SH        SOLE                      51,000
AUTOMATIC DATA PROCESSING         Common Stock       053015103        3,260      74,098  SH        SOLE                      74,098
BANK OF AMERICA CORP              Common Stock       060505104        1,833      25,000  SH        SOLE                      25,000
BANK OF NEW YORK CO INC           Common Stock       064057102        3,003      81,854  SH        SOLE                      81,854
BANK ONE CORP                     Common Stock       06423A103        3,189      53,543  SH        SOLE                      53,543
BAUSCH & LOMB INC                 Common Stock       071707103        3,060      40,000  SH        SOLE                      40,000
BECKMAN COULTER INC               Common Stock       075811109        1,459      30,000  SH        SOLE                      30,000
BERKSHIRE HATHAWAY INC-CL B       Common Stock       084670207        1,568         700  SH        SOLE                         700
BRISTOL-MYERS SQUIBB CO           Common Stock       110122108        3,198      45,400  SH        SOLE                      45,400
CBS CORPORATION                   Common Stock       12490K107        3,093      71,200  SH        SOLE                      71,200
CHASE MANHATTAN CORP              Common Stock       16161A108        6,657      76,848  SH        SOLE                      76,848
CHEVRON CORP                      Common Stock       166751107        1,904      20,000  SH        SOLE                      20,000
CISCO SYSTEMS INC                 Common Stock       17275R102        6,122      95,000  SH        SOLE                      95,000
CITIGROUP INC                     Common Stock       172967101        6,389     134,500  SH        SOLE                     134,500
CLOROX COMPANY                    Common Stock       189054109        2,008      18,801  SH        SOLE                      18,801
CNF TRANSPORTATION INC            Common Stock       12612W104        1,343      35,000  SH        SOLE                      35,000
COCA-COLA COMPANY                 Common Stock       191216100        1,710      27,363  SH        SOLE                      27,363
COMCAST CORP-SPECIAL CL A         Common Stock       200300200        3,152      82,000  SH        SOLE                           0
CONCORD EFS INC                   Common Stock       206197105        2,116      50,000  SH        SOLE                      50,000
CONSECO INC                       Common Stock       208464107          609      20,000  SH        SOLE                      20,000
CORNING INC                       Common Stock       219350105        3,506      50,000  SH        SOLE                      50,000
CVS CORP                          Common Stock       126650100        3,003      59,170  SH        SOLE                      59,170
DAYTON HUDSON CORP                Common Stock       239753106        1,950      30,000  SH        SOLE                      30,000
DU PONT (E.I.) DE NEMOURS         Common Stock       263534109        2,049      30,000  SH        SOLE                      30,000
DUKE ENERGY CORP                  Common Stock       264399106        1,631      30,000  SH        SOLE                      30,000
EDISON INTERNATIONAL              Common Stock       281020107          803      30,000  SH        SOLE                      30,000
ELECTRONIC DATA SYSTEMS CORP      Common Stock       285661104        1,414      25,000  SH        SOLE                      25,000
EMC CORP/MASS                     Common Stock       268648102        6,600     120,000  SH        SOLE                     120,000
ENRON CORP                        Common Stock       293561106        7,369      90,146  SH        SOLE                      90,146
EQUITABLE COMPANIES INC           Common Stock       29444G107        3,015      45,000  SH        SOLE                      45,000
EXXON CORP                        Common Stock       302290101        3,440      44,607  SH        SOLE                      44,607
FAIRFIELD COMMUNITIES INC         Common Stock       304231301          484      30,000  SH        SOLE                      30,000
FANNIE MAE                        Common Stock       313586109        3,159      46,196  SH        SOLE                      46,196
FDX CORP                          Common Stock       31304N107        1,628      30,000  SH        SOLE                      30,000
FIRST DATA CORP                   Common Stock       319963104        3,205      65,500  SH        SOLE                      65,500
FORD MOTOR COMPANY                Common Stock       345370100          847      15,000  SH        SOLE                      15,000
FORTUNE BRANDS INC                Common Stock       349631101        1,655      40,000  SH        SOLE                      40,000
FOX ENTERTAINMENT GRP INC-A       Common Stock       35138T107        1,078      40,000  SH        SOLE                      40,000
FREEPORT-MCMORAN COPPER-B         Common Stock       35671D857          718      40,000  SH        SOLE                      40,000
GAP INC                           Common Stock       364760108        3,526      70,000  SH        SOLE                      70,000
GENERAL ELECTRIC CO.              Common Stock       369604103        8,979      79,462  SH        SOLE                      79,462
GOODRICH (B.F.) CO                Common Stock       382388106        1,275      30,000  SH        SOLE                      30,000
HEALTHSOUTH CORP                  Common Stock       421924101        1,195      80,000  SH        SOLE                      80,000
HOME DEPOT INC                    Common Stock       437076102        5,799      90,000  SH        SOLE                      90,000
HONEYWELL INC                     Common Stock       438506107        6,953      60,000  SH        SOLE                      60,000
HOUSEHOLD INTERNATIONAL INC       Common Stock       441815107        2,464      52,000  SH        SOLE                      52,000
INTEL CORP                        Common Stock       458140100        4,997      83,980  SH        SOLE                      83,980
INTL BUSINESS MACHINES CORP       Common Stock       459200101        8,918      69,000  SH        SOLE                      69,000
J.C. PENNEY COMPANY INC           Common Stock       708160106        1,943      40,000  SH        SOLE                      40,000
JOHNSON & JOHNSON                 Common Stock       478160104        5,312      54,200  SH        SOLE                      54,200
LIMITED INC                       Common Stock       532716107        1,815      40,000  SH        SOLE                      40,000
LUCENT TECHNOLOGIES INC           Common Stock       549463107        7,223     107,100  SH        SOLE                     107,100
MARSH & MCLENNAN COS              Common Stock       571748102        1,510      20,000  SH        SOLE                      20,000
MAYTAG CORP                       Common Stock       578592107        2,091      30,000  SH        SOLE                      30,000
MCGRAW-HILL COMPANIES INC         Common Stock       580645109        5,831     108,100  SH        SOLE                     108,100
MCI WORLDCOM INC                  Common Stock       55268B106       10,147     117,900  SH        SOLE                     117,900
MEAD CORP                         Common Stock       582834107        3,044      72,900  SH        SOLE                      72,900
MEDTRONIC INC                     Common Stock       585055106        2,726      35,000  SH        SOLE                      35,000
MELLON BANK CORP                  Common Stock       585509102        2,386      65,606  SH        SOLE                      65,606
MERCK & CO., INC.                 Common Stock       589331107        2,378      32,138  SH        SOLE                      32,138
MERRILL LYNCH & CO                Common Stock       590188108        3,198      40,000  SH        SOLE                      40,000
METROMEDIA FIBER NETWORK-A        Common Stock       591689104        1,977      55,000  SH        SOLE                      55,000
MICROSOFT CORP                    Common Stock       594918104        8,947      99,204  SH        SOLE                      99,204
MOBIL CORP                        Common Stock       607059102        3,573      36,090  SH        SOLE                      36,090
NEXTEL COMMUNICATIONS INC-A       Common Stock       65332V103        3,513      70,000  SH        SOLE                      70,000
NIKE INC -CL B                    Common Stock       654106103        3,254      51,400  SH        SOLE                      51,400
PEPSICO INC                       Common Stock       713448108        1,741      45,000  SH        SOLE                      45,000
PITNEY BOWES INC                  Common Stock       724479100        4,369      68,000  SH        SOLE                      68,000
PRAXAIR INC                       Common Stock       74005P104        1,468      30,000  SH        SOLE                      30,000
PROCTER & GAMBLE CO               Common Stock       742718109        2,096      23,484  SH        SOLE                      23,484
QUALCOMM INC                      Common Stock       747525103        5,740      40,000  SH        SOLE                      40,000
QUINTILES TRANSNATIONAL CORP      Common Stock       748767100        1,680      40,000  SH        SOLE                      40,000
QWEST COMMUNICATIONS INTL         Common Stock       749121109        3,306     100,000  SH        SOLE                     100,000
RCN CORPORATION                   Common Stock       749361101        1,249      30,000  SH        SOLE                      30,000
SAFEWAY INC                       Common Stock       786514208        1,694      34,218  SH        SOLE                      34,218
SBC COMMUNICATIONS INC            Common Stock       78387G103        2,088      36,000  SH        SOLE                      36,000
SCHERING-PLOUGH CORP              Common Stock       806605101        1,590      30,000  SH        SOLE                      30,000
SCHLUMBERGER LTD                  Common Stock       806857108        1,911      30,000  SH        SOLE                      30,000
SEALED AIR CORP                   Common Stock       81211K100        3,069      47,300  SH        SOLE                      47,300
SOUTHERN CO                       Common Stock       842587107        1,640      61,900  SH        SOLE                      61,900
SPRINT CORP (PCS GROUP)           Common Stock       852061506        1,600      28,000  SH        SOLE                      28,000
STARBUCKS CORP                    Common Stock       855244109        1,503      40,000  SH        SOLE                      40,000
SUN MICROSYSTEMS INC              Common Stock       866810104        3,444      50,000  SH        SOLE                      50,000
SYLVAN LEARNING SYSTEMS INC       Common Stock       871399101          544      20,000  SH        SOLE                      20,000
TANDY CORP                        Common Stock       875382103        5,767     118,000  SH        SOLE                     118,000
TEXACO INC                        Common Stock       881694103        1,250      20,000  SH        SOLE                      20,000
TEXAS INSTRUMENTS INC             Common Stock       882508104        3,263      22,500  SH        SOLE                      22,500
THE WALT DISNEY CO.               Common Stock       254687106        1,849      60,000  SH        SOLE                      60,000
TIME WARNER INC                   Common Stock       887315109        5,168      71,160  SH        SOLE                      71,160
TYCO INTERNATIONAL LTD            Common Stock       902124106        4,738      50,000  SH        SOLE                      50,000
UNITED TECHNOLOGIES CORP          Common Stock       913017109        2,151      30,000  SH        SOLE                      30,000
WAL-MART STORES INC               Common Stock       931142103        7,141     148,000  SH        SOLE                     148,000
WELLPOINT HEALTH NETWORKS         Common Stock       94973H108        3,395      40,000  SH        SOLE                      40,000
WEYERHAEUSER CO                   Common Stock       962166104        1,994      29,000  SH        SOLE                      29,000
WINSTAR COMMUNICATIONS INC        Common Stock       975515107          975      20,000  SH        SOLE                      20,000
XEROX CORP                        Common Stock       984121103        3,544      60,000  SH        SOLE                      60,000